Content Assets, Net - Schedule of Content Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current Content Assets [Member]
Schedule of Content Assets [Line Items]
Total, Gross	$ 9,694,300	$ 5,462,700
Less: accumulated amortization	(8,716,300)	(3,892,900)
Less: accumulated impairment	(11,700)	(3,000)
Total	966,300	1,566,800
Content Assets Non Current [Member]
Schedule of Content Assets [Line Items]
Total, Gross	996,200	894,000
Less: accumulated amortization	(882,700)	(710,200)
Total	113,500	183,800
Produced contents in development and production [Member] | Current Content Assets [Member]
Schedule of Content Assets [Line Items]
Total, Gross	64,500	321,600
Produced contents released [Member] | Current Content Assets [Member]
Schedule of Content Assets [Line Items]
Total, Gross	6,104,900	3,449,400
Copyrights [Member] | Current Content Assets [Member]
Schedule of Content Assets [Line Items]
Total, Gross	3,524,900	1,691,700
Copyrights [Member] | Content Assets Non Current [Member]
Schedule of Content Assets [Line Items]
Total, Gross	415,200	313,000
Produced contents [Member] | Content Assets Non Current [Member]
Schedule of Content Assets [Line Items]
Total, Gross	$ 581,000	$ 581,000